Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

8. Stock-based Compensation

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. For valuing options granted during the three and nine months ended September 30, 2016 and 2015, the following assumptions were used:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
Risk-free interest rate	1.46%	1.82 – 2.43%	1.18 – 2.02%	1.47 – 2.43%
Expected volatility	116.88%	85.29 – 116.81%	79.42 – 116.88%	85.29 – 116.81%
Weighted average expected volatility	116.88%	107.49%	89.12%	89.43%
Expected lives (in years)	10.00	6.25 – 10.0	5.20 – 10.00	5.20 – 10.0
Expected dividend yield	0.00%	0.00%	0.00%	0.00%

The weighted average fair value of options granted during the three month periods ended September 30, 2016 and 2015 was $2.27 and $4.40, respectively. The weighted average fair value of options granted during the nine month periods ended September 30, 2016 and 2015 was $2.15 and $4.10, respectively.

The risk-free interest rate used for each grant was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumption for employee grants was based upon the simplified method provided for under ASC 718, and the expected life assumption for non-employees was based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

The following table summarizes the activity of Company’s stock option plan:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2015	332,400	$30.50
Granted	58,569	2.91
Exercised	—	—
Cancelled	—	—

Balance at September 30, 2016	390,969	$26.38	$—

Exercisable at September 30, 2016	298,347	$31.18	$—

Stock-based compensation expense for the three months ended September 30, 2016 and 2015 was $128,000 and $385,000, respectively. Of this amount, the Company recognized non-employee stock-based compensation expense of $1,000 and $3,100 for the same respective periods.

Stock-based compensation expense for the nine months ended September 30, 2016 and 2015 was $649,000 and $1,243,000, respectively. Of this amount, the Company recognized non-employee stock-based compensation expense of $3,200 and a credit to non-employee stock-based compensation expense of $18,700 for the same respective periods.

10. Stock-based Compensation

Stock Plans

On January 23, 2012, the Company’s Board of Directors and sole stockholder adopted the RXi Pharmaceuticals Corporation 2012 Long-Term Incentive Plan (the “2012 Incentive Plan”). Under the 2012 Incentive Plan, the Company may grant incentive stock options, nonqualified stock options, cash awards, stock appreciation rights, restricted and unrestricted stock and stock unit awards and other stock-based awards. The Company’s Board of Directors currently acts as the administrator of the Company’s 2012 Incentive Plan. The administrator has the power to select participants from among the key employees, directors and consultants of and advisors to the Company, establish the terms, conditions and vesting schedule, if applicable, of each award and to accelerate vesting or exercisability of any award.

As of December 31, 2015, an aggregate of 500,000 shares of common stock were reserved for issuance under the Company’s 2012 Incentive Plan, including 332,400 shares subject to outstanding common stock options granted under the 2012 Incentive Plan and 167,400 shares available for future grants. Stock options granted by the Company to employees may have different vesting parameters, but generally vest within 48 months after the option grant date and expire within ten years of issuance.

Stock-based Compensation

The Company uses the Black-Scholes option-pricing model to determine the fair value of all its option grants. For valuing options granted for the years ended December 31, 2015 and 2014, the following assumptions were used:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.47 – 2.43%	1.60 – 2.73%
Expected volatility	84.93 – 116.81%	97.91 – 107.01%
Weighted average expected volatility	89.26%	101.52%
Expected lives (in years)	5.20 – 10.00	5.20 – 10.00
Expected dividend yield	0.00%	0.00%

The weighted-average fair value of options granted during the years ended December 31, 2015 and 2014 was $4.10 and $24.30 per share, respectively.

The risk-free interest rate used for each grant was based upon the yield on zero-coupon U.S. Treasury securities with a term similar to the expected life of the related option. The Company’s expected stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumption for employee grants was based upon the simplified method provided for under ASC 718 and the expected life assumption for non-employees was based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends.

The following table summarizes the activity of the Company’s stock option plan for the period from January 1, 2015 to December 31, 2015:

	Total Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2015	300,026	$33.90
Granted	40,516	5.50
Exercised	—	—
Cancelled	(8,142)	30.70

Balance at December 31, 2015	332,400	$30.50	7.15 years	$—

Exercisable at December 31, 2015	250,181	$32.90	6.78 years	$—

Stock-based compensation expense for the years ended December 31, 2015 and 2014 was approximately $1,535,000 and $1,846,000, respectively. Of this, the Company recognized approximately $16,800 of income and $81,000 of expense related to non-employee stock options for the same period. There is no income tax benefit as the Company is currently operating at a loss and an actual income tax benefit may not be realized.

As of December 31, 2015, the compensation expense for all unvested stock options in the amount of approximately $1,200,000 will be recognized in the Company’s results of operations over a weighted average period of 1.68 years.